Schedule of investments
Delaware Ivy Global Growth Fund
June 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 99.49%Δ
Canada − 4.53%
Barrick Gold	255,464	$ 4,325,006
Canadian Natural Resources	207,627	11,681,095
Canadian Pacific Kansas City	97,707	7,891,790
		23,897,891
China − 1.16%
H World Group ADR †	157,800	6,119,484
		6,119,484
China/Hong Kong − 3.16%
China Mengniu Dairy †	2,444,000	9,236,584
Tencent Holdings	174,500	7,399,006
		16,635,590
Denmark − 1.77%
Genmab †	24,611	9,326,528
		9,326,528
France − 8.70%
Airbus	82,683	11,954,452
BNP Paribas	141,009	8,898,508
LVMH Moet Hennessy Louis Vuitton	6,612	6,234,536
Thales	53,394	7,999,965
TotalEnergies	66,398	3,811,553
Vinci	60,123	6,986,016
		45,885,030
Germany − 4.47%
Bayer	131,626	7,286,166
Deutsche Telekom	438,561	9,568,751
RWE	154,399	6,728,139
		23,583,056
Hong Kong − 1.46%
Prudential	544,495	7,690,118
		7,690,118
India − 4.88%
ICICI Bank	508,456	5,821,306
Larsen & Toubro	279,927	8,464,292
NTPC	2,489,294	5,749,245
State Bank of India	813,754	5,699,462
		25,734,305
Italy − 1.83%
Ferrari	29,531	9,655,096
		9,655,096
Japan − 5.02%
Asahi Group Holdings	167,500	6,498,972
ITOCHU	165,500	6,573,917
Mitsubishi UFJ Financial Group	1,107,800	8,165,676
	Number of shares	Value (US $)
Common StocksΔ (continued)
Japan (continued)
ORIX	287,800	$ 5,248,378
		26,486,943
Netherlands − 0.81%
Shell	141,189	4,253,066
		4,253,066
Taiwan − 1.97%
Taiwan Semiconductor Manufacturing	562,000	10,382,013
		10,382,013
United Kingdom − 3.53%
AstraZeneca	61,963	8,882,661
Reckitt Benckiser Group	129,669	9,744,738
		18,627,399
United States − 56.20%
Abbott Laboratories	61,260	6,678,565
Alphabet Class A †	66,350	7,942,095
Amazon.com †	135,765	17,698,325
Ambarella †	61,472	5,143,362
Apple	84,853	16,458,936
Aptiv †	79,253	8,090,939
Autodesk †	29,639	6,064,436
Burlington Stores †	32,588	5,129,025
Casey's General Stores	21,454	5,232,202
ConocoPhillips	98,580	10,213,874
Danaher	29,369	7,048,560
Darden Restaurants	52,751	8,813,637
Eli Lilly & Co.	19,454	9,123,537
Etsy †	53,053	4,488,814
Generac Holdings †	45,205	6,741,422
Ingersoll Rand	125,222	8,184,510
Intercontinental Exchange	54,158	6,124,187
Intuit	22,247	10,193,353
KLA	11,667	5,658,728
Mastercard Class A	34,073	13,400,911
Microchip Technology	67,191	6,019,642
Microsoft	62,708	21,354,582
Morgan Stanley	81,994	7,002,288
NVIDIA	22,658	9,584,787
PayPal Holdings †	91,636	6,114,870
Pinterest Class A †	390,236	10,669,052
Procter & Gamble	66,516	10,093,138
Raytheon Technologies	100,239	9,819,412
Schlumberger	47,655	2,340,814
Seagate Technology Holdings	136,725	8,459,176
Thermo Fisher Scientific	10,590	5,525,332
T-Mobile US †	1,868	259,465
UnitedHealth Group	23,389	11,241,689
VeriSign †	40,038	9,047,387
NQ- IV958 [0623] 0823 (3053820)    1

Schedule of investments
Delaware Ivy Global Growth Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
United States (continued)
Vertex Pharmaceuticals †	29,492	$ 10,378,530
		296,339,582
Total Common Stocks (cost $402,963,852)		524,616,101

Short-Term Investments – 0.34%
Money Market Mutual Funds – 0.34%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	447,493	447,493
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	447,493	447,493
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	447,492	447,492
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	447,493	447,493
Total Short-Term Investments (cost $1,789,971)		1,789,971

Total Value of Securities−99.83% (cost $404,753,823)		526,406,072
Receivables and Other Assets Net of Liabilities — 0.17%		899,706
Net Assets Applicable to 16,838,329 Shares Outstanding — 100.00%	$527,305,778

Δ	Securities have been classified by country of risk.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt

2    NQ- IV958 [0623] 0823 (3053820)